FIRSTAR FUNDS, INC.

MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INTERMEDIATE BOND MARKET FUND, TAX-EXEMPT INTERMEDIATE BOND FUND, GROWTH FUND, EMERGING GROWTH FUND, MICROCAP FUND AND CORE INTERNATIONAL EQUITY FUND

Supplement dated November 27, 2000 to the Prospectus for Retail A Shares of the Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, Institutional Shares of the Institutional Money Market Fund, and Retail A, Retail B and Institutional Shares of the Intermediate Bond Market, Tax-Exempt Intermediate Bond, Growth, Emerging Growth, Micro-Cap and Core International Equity Funds dated March 1, 2000, as supplemented.

Effective November 27, 2000, the following Funds changed their names as follows:

PRIOR NAME                                       CURRENT NAME

Intermediate Bond Market Fund                    Intermediate Bond Fund
Growth Fund                                      Large Cap Core Equity Fund
Emerging Growth Fund                             Small Cap Core Equity Fund
Core International Equity Fund                   International Growth Fund

Effective November 27, 2000, Retail A Shares of the U.S. Treasury Money Market Fund and Retail A, Retail B and Institutional Shares of the Small Cap Core Equity and International Growth Funds are no longer being offered by this Prospectus.

Effective November 27, 2000, the Prospectus is amended as follows:

PAGES 2-3

Under FEES AND EXPENSES OF THE FUND, replace the information concerning the Money Market Fund with the following:

SHAREHOLDER FEES                                        MONEY MARKET FUND

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on

   Purchases (as a percentage of offering price)              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                         None(1)
Maximum Sales Charge (Load)
  Imposed on Reinvested  Dividends                            None
Redemption Fees                                               None(2)
Exchange Fees                                                 None


ANNUAL FUND OPERATING EXPENSES                            MONEY MARKET
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                 FUND
---------------------------------------------

Management Fees (before waivers)3                             0.50%
  Distribution and Service (12b-1) Fees4                      0.01%
Other Expenses (before waivers)5                              0.51%
                                                              -----
Total Annual Fund Operating Expenses (before waivers)         1.02%
Fee Waivers and Expense Reimbursements6                      (0.23%)
                                                             -------
Net Annual Fund Operating Expenses6                           0.79%
                                                              =====

--------------------------------------------------------------------------------

1. A contingent deferred sales charge may be payable upon redemption of the Money Market Fund Retail A Shares which were acquired upon exchange for Retail B Shares. The contingent deferred sales charge is described under the heading "Investing with Firstar Funds - Contingent Deferred Sales Charge - Retail B Shares."

2. A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.

3. As a result of fee waivers, the current management fee of the Money Market Fund is 0.43% of the Fund's average daily net assets.

4. 12b-1 fees after waivers currently are 0.01% of the average daily net assets of the Fund's Retail A Shares. The maximum 12b-1 fee applicable to this Fund is 0.25%.

5. "Other Expenses" includes: (1) administration fees, transfer agency fees and all other ordinary operating expenses of the Fund not listed above; and (2) the payment of a shareholder servicing fee to institutions under a service plan (described below under the heading "Investing with Firstar Funds - Shareholder Organizations") equal to up to 0.25% of the Fund's average daily net assets. Other Expenses after waivers currently are 0.35% of the average daily net assets of the Fund's Retail A Shares.

6. Certain service providers have contractually agreed to waive fees and reimburse expenses for the Fund until October 31, 2001, so that Net Annual Fund Operating Expenses will be no more than 0.79% for the current fiscal year. The fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers.

PAGE 3

Under EXAMPLE, replace the chart with the following:


                                               1 YEAR       3 YEARS      5 YEARS       10 YEARS
                                               ------       -------      -------       --------
Money Market Fund - Retail A Shares...........  $128          $400        $692           $1,523
Institutional Money Market Fund -                 87           271         471            1,049
Institutional Shares..........................


PAGE 5

Under FEES AND EXPENSES OF THE FUND, replace the information concerning the U.S. Government Money Market Fund with the following:

This table describes the fees and expenses that you may pay if you buy and hold Retail A Shares of the U.S. Government Money Market Fund.

                                                    U.S. GOVERNMENT
SHAREHOLDER FEES                                   MONEY MARKET FUND
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                    None(1)
Maximum Sales Charge (Load)
  Imposed on Reinvested  Dividends                       None
Redemption Fees                                          None(2)
Exchange Fees                                            None


                                                    U.S. GOVERNMENT
ANNUAL FUND OPERATING EXPENSES                     MONEY MARKET FUND
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 ---------------------------------------------

Management Fees(3)                                       0.50%
Distribution and Service (12b-1) Fees (before            0.00%
waivers)(4)
Other Expenses (before waivers)(5)                       0.66%
                                                         -----
Total Annual Fund Operating Expenses (before             1.16%
waivers)
Fee Waivers and Expense Reimbursements(6)               (0.37%)
                                                        -------
Net Annual Fund Operating Expenses(6)                    0.79%

-----------------------------------------------------------------------------
1. A contingent deferred sales charge may be payable upon redemption of U.S. Government Money Market Fund's Retail A Shares which were acquired upon exchange for Retail B Shares. The contingent deferred sales charge is described under the heading "Investing with Firstar Funds - Contingent Deferred Sales Charge - Retail B Shares."

2. A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.

3. As a result of fee waivers, the current management fee of the U.S. Government Money Market Fund is 0.31% of the Fund's average daily net assets.

4. The Fund does not intend to pay 12b-1 fees for the current fiscal year. The maximum 12b-1 fee applicable to this Fund is 0.25%.


5. "Other Expenses" includes: (1) administration fees, transfer agency fees and all other ordinary operating expenses of the Fund not listed above; and (2) the payment of a shareholder servicing fee to institutions under a Service Plan (described below under "Investing with Firstar Funds -- Shareholder Organizations") equal to 0.25% of the average daily net assets of the Fund. Other Expenses after waivers currently are 0.48% of the average daily net assets of the U.S. Government Money Market Fund's Retail A Shares.

6. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares of the U.S. Government Money Market Fund until October 31, 2001, so that Net Annual Fund Operating Expenses will be no more than 0.79% of the U.S. Government Money Market Fund's average daily net assets for the current fiscal year. The fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers.

EXAMPLE
The following example is intended to help you compare the cost of investing in Retail A Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all of your dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR      3 YEARS   5 YEARS    10 YEARS
                                     ------      -------   -------    --------
U.S. Government Money Market Fund -
Retail A Shares                       $144       $446        $771      $1,691


PAGE 8

Replace the text under FEES AND EXPENSES OF THE FUND with the following:

This table describes the fees and expenses that you may pay if you buy and hold Retail A Shares of the Tax-Exempt Money Market Fund.

                                                       TAX-EXEMPT MONEY
SHAREHOLDER FEES                                          MARKET FUND
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                        None(1)
Maximum Sales Charge (Load)
  Imposed on Reinvested  Dividends                           None
Redemption Fees                                              None(2)
Exchange Fees                                                None


ANNUAL FUND OPERATING EXPENSES                         TAX-EXEMPT MONEY
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)            MARKET FUND
 ---------------------------------------------

Management Fees                                            0.50%
Distribution and Service (12b-1) Fees (before              0.00%
waivers)(3)
Other Expenses (before waivers)(4)                         0.43%
                                                           -----
Total Annual Fund Operating Expenses (before               0.93%
waivers)
Fee Waivers and Expense Reimbusements(5)                  (0.14%)
                                                          -------
Net Annual Fund Operating Expenses(5)                      0.79%
                                                           =====
--------------------------------------------------------------------------------
1. A contingent deferred sales charge may be payable upon redemption of Retail A Shares of the Tax-Exempt Money Market Fund which were acquired upon exchange for Retail B Shares. The contingent deferred sales charge is described under the heading Investing with Firstar Funds - Contingent Deferred Sales Charge - Retail B Shares."

2. A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A., is custodian.

3. The Fund does not intend to pay 12b-1 fees for the current fiscal year. The maximum 12b-1 fee applicable to this Fund is 0.25%.

4. "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the Fund not listed above and (2) the payment of a shareholder servicing fee to institutions under a Service Plan (described below under "Investing with Firstar Funds--Shareholder Organizations") equal to up to 0.25% of the Fund's average daily net assets. Other Expenses after waivers currently are 0.29% of the average daily net assets of the Fund's Retail A Shares.

5. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares of the Tax-Exempt Money Market Fund until October 31, 2001, so that Net Annual Fund Operating Expenses will be no more than 0.79% of the Fund's average daily net assets for the current fiscal year. The fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers.

EXAMPLE
The following example is intended to help you compare the cost of investing in Retail A Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Retail A Shares of the Fund for the time periods indicated, reinvest all of your dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR      3 YEARS 5 YEARS   10 YEARS
                                         ------      ------- -------   --------
Tax-Exempt Money Market Fund
  Retail A Shares...............          $120        $375    $649      $1,432


PAGE 14

Under FEES AND EXPENSES OF THE FUND, replace the information in the Annual Fund Operating Expenses Chart (and related footnotes) concerning the Intermediate Bond Fund with the following:

                                         INTERMEDIATE BOND FUND

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted         RETAIL A    RETAIL B  INSTITUTIONAL
from Fund assets)                   --------    --------  -------------

Management Fees                     0.50%3      0.50%3       0.50%3
Distribution and Service (12b-1)    0.00%4      0.75%4       None
Fees
Other Expenses(5)                    0.45%      0.45%        0.20%
                                     -----      -----        -----
Total Annual Fund Operating          0.95%      1.70%        0.70%
Expenses (before waivers)
Fee Waivers and Expense             (0.10%)    (0.10%)      (0.10%)
                                    -------    -------      -------
Reimbursements(6)
Net Annual Fund Operating            0.85%      1.60%        0.60%
                                     =====      =====        =====
Expenses(6)
--------------------------------------------------------------------------------
1. A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth year. Thereafter Retail B Shares convert to Retail A Shares, which do not bear a contingent deferred sales charge.

2. A fee of $12.00 is charged for each wire redemption of Retail A and Retail B Shares and $15.00 for each non-systematic withdrawal of Retail A, Retail B and Institutional Shares from a Retirement Account for which Firstar Bank, N.A. is custodian.

3. As a result of fee waivers, management fees of the Intermediate Bond Fund currently are 0.40% of the Fund's average daily net assets.

4. The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

5. "Other Expenses" includes: (1) administration fees, transfer agency fees and all other ordinary operating expenses of the Fund not listed above; and (2) with respect to Retail A and Retail B Shares, the payment of a shareholder servicing fee to institutions under a Service Plan (described below under the heading "Investing with Firstar Funds - Shareholder Organizations") equal to 0.25% of the average daily net assets of the Fund's Retail A Shares and Retail B Shares.

6. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares, Retail B and Institutional Shares of the Intermediate Bond Fund, in each case until October 31, 2001, so that Net Annual Fund Operating Expenses will be no more than:
         0.85% for Retail A Shares, 1.60% for Retail B Shares and 0.60% for Institutional Shares, in each case, for the current fiscal year. The fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers.

PAGE 19

Replace the Annual Fund Operating Chart and related footnotes with the following:

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from fund assets)       RETAIL A     RETAIL B   INSTITUTIONAL
-----------------------------------       --------     --------   -------------

Management Fees(3)                         0.50%         0.50%          0.50%
Distribution and Service (12b-1) Fees      0.00%4        0.75%4         None
Other Expenses5                            0.61%         0.61%          0.36%
                                           -----         -----          -----
Total Annual Operating Expenses (before    1.11%         1.86%          0.86%
waivers)
Fee Waivers and Expense Reimbursements(6) (0.11%)       (0.11%)        (0.11%)
                                          -------       -------        -------
Net Annual Fund Operating Expenses(6)      1.00%         1.75%          0.75%
                                           =====         =====          =====
--------------------------------------------------------------------------------
1. A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth year. Thereafter Retail B Shares convert to Retail A Shares, which do not bear a contingent deferred sales charge.

2. A fee of $12.00 is charged for each wire redemption of Retail A and Retail B Shares and $15.00 for each non-systematic withdrawal of Retail A, Retail B and Institutional Shares from a Retirement Account for which Firstar Bank, N.A. is custodian.

3. As a result of fee waivers, management fees of the Tax-Exempt Intermediate Bond Fund currently are 0.39% of the Fund's average daily net assets.

4. The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

5. "Other Expenses" includes: (1) administration fees, transfer agency fees and all other ordinary operating expenses of the Fund not listed above; and (2) with respect to Retail A and Retail B Shares, the payment of a shareholder servicing fee to institutions under a Service Plan (described below under the heading "Investing with Firstar Funds - Shareholder Organizations") equal to 0.25% of the average daily net assets of the Fund's Retail A Shares and Retail B Shares.

6. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares and Retail B Shares of the Fund until October 31, 2001, so that Net Annual Fund Operating Expenses will be no more than 1.00% for Retail A Shares, no more than 1.75% for Retail B Shares and no more than 0.75% for Institutional Shares for the current fiscal year. The fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers.

PAGE 57

Under EXAMPLE, replace the chart with the following:

                                         1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                         ------    -------    -------   --------
MicroCap Fund - Institutional Shares..... $172      $533        $918     $1,998


PAGE 88

Under FUND MANAGERS, replace the second paragraph with the following:

David Bethke manages the Intermediate Bond Fund. Mr. Bethke has 19 years of investment management experience and has been with FIRMCO and its affiliates since 1987. Mr. Bethke has managed the Intermediate Bond Fund since
February 2000.